OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Receipts from customers		¥ 314,381	¥ 232,658
Professional service fees		2,716	3,388
Office expenses		6,828	5,986
Payables to employees related to net proceeds from share options exercised		8,358	21,651
Accrued interest expense related to convertible senior notes		7,685	7,147
Payable for acquisition		8,450
Others		1,556	1,675
Total	$ 54,027	¥ 349,974	¥ 272,505